Chapman and Cutler LLP	111 West Monroe Street
Chicago, Illinois 60603

May 28, 2020

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: FT 8740

File No. 333-237827 CIK No. 1804450

Ladies/Gentlemen:

On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of FT 8740 (the "Fund"), there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was filed with the Securities and Exchange Commission (the "Commission") on April 24, 2020.

In connection with the review of the Registration Statement, the staff of the Commission requested confirmation that, absent paragraph (a)(1) of Rule 487 under the Securities Act of 1933, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. We confirm that were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

The Trust Agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at (312) 845-3017.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

EFF/mjd